SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates
a.	Use of Estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to inventories, fair values of share-based awards and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements in U.S. Dollars
b.	Financial Statements in U.S. Dollars:

Most of the revenues and costs of the Company are denominated in United States dollars (“dollars”). Some of the Company's and its subsidiaries' revenues and costs are incurred in Euros and New Israeli Shekels (“NIS”); however, the selling prices are linked to the Company's price list which is determined in dollars, the budget is managed in dollars and the Company's management believes that the dollar is the primary currency of the economic environment in which the Company and each of its subsidiaries operate. Thus, the dollar is the Company's and its subsidiaries' functional and reporting currency.

Accordingly, transactions denominated in currencies other than the functional currency are re-measured to the functional currency in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters” at the exchange rate at the date of the transaction or the average exchange rate in the quarter. At the end of each reporting period, financial assets and liabilities are re-measured to the functional currency using exchange rates in effect at the balance sheet date. Non-financial assets and liabilities are re-measured at historical exchange rates. Gains and losses related to re-measurement are recorded as financial income (expense) in the consolidated statements of operations as appropriate.

Principles of Consolidation
c.	Principles of Consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, RRI and AMG. All intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash Equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Inventories
e.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory reserves are provided to cover risks arising from slow-moving items or technological obsolescence.

The Company periodically evaluates the quantities on hand relative to historical, current and projected sales volume. Based on this evaluation, an impairment charge is recorded when required to write-down inventory to its market value.

Cost is determined as follows:

Raw materials, auxiliary materials and spare parts- on the basis of raw materials cost on “first in, first out” basis.

Finished products- on the basis of raw materials and manufacturing costs on an average basis.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors, including the following: historical usage rates and forecasted sales according to outstanding backlogs. Purchasing requirements and alternative usage are explored within these processes to mitigate inventory exposure. When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. In the years ended December 31, 2012, 2013 and 2014, the Company wrote off inventory in the amount of $91, $88 and $76, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

Related party
f.	Related party:

The Company has a substantial shareholder named Yaskawa Electric Corporation (“YEC”).

In September 2013 the Company entered into a share purchase agreement (see Note 9e) and a strategic alliance with YEC, pursuant to which YEC has agreed to distribute the Company's products, in addition to providing sales, marketing, service and training functions, in Japan, China (including Hong-Kong and Macau), Taiwan, South Korea, Singapore and Thailand.

As of December 31, 2013 and 2014 related party receivable in the amount of $88 and $215, respectively, were included in trade receivable, net. Revenues from YEC during the years ended December 31, 2013 and 2014 amounted to $88 and $394, respectively.

Property and Equipment
g.	Property and Equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computer equipment	33
Office furniture and equipment	6 – 10 (mainly 10)
Machinery and laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Impairment of Long-Lived Assets
h.	Impairment of Long-Lived Assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2012, 2013 and 2014, no impairment losses have been recorded.

Long-Term prepaid expenses
i.	Long-Term prepaid expenses:
Long-term lease deposits include long-term deposits for cars leasing.
Revenue Recognition
j.	Revenue Recognition:

The Company and its subsidiaries generate revenues from sales of products. The Company and its subsidiaries sell their products through a direct sales force and through distributors.

Revenues are recognized in accordance with ASC No. 605, “Revenue Recognition” (“ASC 605”), when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company's products sold through agreements with distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or share rotation. Accordingly, the Company considers all the distributors to be end-users.

The Company does not grant a right of return for its products.

For the majority of sales of Rehabilitation systems the Company includes training and considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that the training is essential to the functionality of the Company's systems. Therefore the Company recognizes revenue for the system and training only after delivery in accordance with the agreement delivery terms to the customer and after the training has been completed, once all other revenue recognition criteria have been met.

For sales of Personal systems and Rehabilitation systems to third party distributors the Company does not provide training to the end user as this training is completed by the Rehabilitation centers that have previously completed the ReWalk Training program.  Therefore the Company recognizes revenue in such sales upon delivery, assuming the other conditions for revenue recognition have been met.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605-20-25-1 through 25-6, and the separately price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period.

Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues.

Accounting for Share-Based Compensation
k.	Accounting for Share-Based Compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option-Pricing Model (“OPM”). The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its share-option awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary share, expected share price volatility and the expected option term. Expected volatility was calculated based upon certain peer companies that the Company considered to be comparable. The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the ordinary shares underlying the share options has historically been determined by the Company's board of directors. As prior to the Company's IPO, there had been no public market for the Company's ordinary shares, the board of directors determined fair value of the ordinary shares at the time of grant of the option by considering a number of objective and subjective factors including data from other comparable companies, sales of ordinary shares and convertible preferred share to unrelated third parties, operating and financial performance, the lack of liquidity of capital share and general and industry specific economic outlook, among other factors.

Since the distributions and participation rights to security holders are different in a sale/liquidation scenario versus an IPO, the valuation of the Company was performed using a weighted average of the values derived from the following scenarios 1) discounted cash flow (DCF) model. The OPM method was then employed to allocate the enterprise value amongst the Company's various equity classes, deriving a fully marketable value per share for the ordinary share; 2) IPO scenario and 3) Implied value approach. Before the per share value was determined, a discount for lack of marketability and a voting right differential was applied, as applicable, to the ordinary shares and the founders shares.

Following the IPO in September 2014, the fair value of ordinary shares is observable as they are traded in the market.

The fair value of Restricted Stock Units (RSU) granted is determined based on the price of the Company's ordinary shares on the date of grant.

The fair value for options granted in 2012, 2013 and 2014 is estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	December 31,
	2012	2013	2014
Expected volatility	85%	70%-75%	60%-70%
Risk-free rate	0.92%-1.04%	0.95%-2.08%	1.74%-1.95%
Dividend yield	0%	0%	0%
Expected term (in years)	6.02-6.08	6.02 - 6.08	5.81 - 6.11
Share price	$2.48 - $2.76	$3.62 - $5.80	$1.49 - $20.77

The Company accounts for options granted to consultants and other service providers under ASC No. 718 and ASC No. 505, “Equity-based payments to non-employees.” The fair value of these options was estimated using a Black-Scholes-Merton option-pricing model. In 2012, 2013 and 2014 the non-cash compensation expenses related to nonemployees were immaterial.

The non-cash compensation expenses related to employees for the years ended December 31, 2012, 2013 and 2014 amounted to $113, $215 and $5,179, respectively.

Research and Development Costs
l.	Research and Development Costs:
Research and development costs are charged to the consolidated statement of operations as incurred.
Income Taxes
m.	Income Taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Warrants to Purchase Convertible Preferred Share
n.	Warrants to Purchase Convertible Preferred Share:

The Company accounts for freestanding warrants to purchase its convertible preferred shares as a liability on the balance sheets at fair value. The warrants to purchase convertible preferred shares are recorded as a liability because the underlying shares of convertible preferred share are contingently redeemable (upon a deemed liquidation event) and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants are subject to re-measurement to fair value at each balance sheet date and any change in fair value is recognized as a component of financial income (expense), net, on the statements of operations. The Company must adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants, the completion of a deemed liquidation event or the conversion of convertible preferred shares into ordinary shares. Following the IPO in September 2014, all of the remaining warrants to purchase convertible preferred shares were converted to warrants to purchase ordinary shares, and there was no liability as of December 31, 2014 (see Note 10).

Warranty
o.	Warranty:

The Company provides a two-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

As of December 31, 2013 and 2014, the provision for warranty amounted to $170 and $387, respectively, and was presented under other liabilities and long-term liabilities.

Concentrations of Credit Risks
p.	Concentrations of Credit Risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and trade receivables.

The Company's cash and cash equivalents are deposited in major banks in Israel, the United States and Germany. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

The Company's trade receivables are geographically diversified and derived primarily from sales to customers in various countries, mainly in the United States and Europe. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its distributors based upon a specific review of all significant outstanding invoices. The Company writes off receivables when they are deemed uncollectible and having exhausted all collection efforts. As of December 31, 2013 the Company did not record any allowance for doubtful accounts. As of December 31, 2014 trade receivables are presented net of $36 allowance for doubtful accounts.

Accrued Severance Pay
q.	Accrued Severance Pay:

Pursuant to Israel's Severance Pay Law, Israeli employees are entitled to severance pay equal to one month's salary for each year of employment, or a portion thereof. All of the employees of the RRL (except for one employee as mentioned below) elected to be included under section 14 of the Severance Pay Law, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 release the Company from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees; therefore, related assets and liabilities are not presented in the balance sheet.

One employee of RRL had not elected to be included under section 14. As such, RRL had a liability for severance pay pursuant to Israeli law, based on the most recent monthly salary of the employee multiplied by the number of years of employment as of the balance sheet date. RRL liability was provided for by monthly accrual and deposits with severance pay funds and insurance policies. As of December 31, 2014 the employee had ended his employment and fully collected his severance pay fund, therefore, as of the balance sheets date, the liability had been relieved.

Total Company expenses related to severance pay amounted to $89, $126 and $170 for the years ended December 31, 2012, 2013 and 2014, respectively.

Fair Value Measurements
r.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement.  The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value.  If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.  The three-tiers are defined as follows:

• Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

• Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

The carrying amounts of cash and cash equivalents, restricted cash, trade receivable and trade payables approximate their fair value due to the short-term maturity of such instruments.

Basic and Diluted Net Loss Per Share
s.	Basic and Diluted Net Loss Per Share:

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of ordinary shares outstanding during the period.

Diluted net loss per share is computed by giving effect to all potential shares of ordinary shares, including stock options, convertible preferred share warrants, to the extent dilutive, all in accordance with ASC No. 260, “Earning Per Share”.

The following table sets forth the computation of the Company's basic and diluted net loss per ordinary share:

	Year ended December 31
	2012	2013	2014
Net loss	$(6,658)	$(12,177)	$(21,668)
Convertible preferred shares dividend	(1,004)	(1,663)	(2,229)

Net loss attributable to ordinary shares	(7,662)	(13,840)	(23,897)
Shares used in computing net loss per ordinary shares, basic and diluted	185,688	185,688	3,766,694

Net loss per ordinary share, basic and diluted	$(41.26)	$(74.53)	$(6.34)

Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of ordinary shares outstanding would have been anti-dilutive.

Contingent liabilities
t.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2013 and 2014, the Company is not a party to any ligation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows (see Note 7c).

Government grants
u.	Government grants

Government grants received by the Company relating to categories of operating expenditures are credited to the consolidated statements of operations during the period in which the expenditure to which they relate is charged. Royalty and non-royalty-bearing grants from the Israeli Office of the Chief Scientist (“OCS”), from the Israel-U.S. Binational Industrial Research and Development Foundation (“BIRD”) and from the Israeli Fund for Promoting Overseas Marketing for funding certain approved research and development projects and sales and marketing activities are recognized at the time when the Company is entitled to such grants, on the basis of the related costs incurred, and are included as a deduction from research and development or sales and marketing expenses (see Note 7b).

The Company recorded non-royalty-bearing grants in the amount of $45, $101 and $0 for the years ended December 31, 2012, 2013 and 2014, respectively, as part of the sales and marketing expenses.

The Company recorded royalty-bearing grants in the amount of $0, $0 and $76 for the years ended December 31, 2012, 2013 and 2014, respectively, as part of the research and development expenses.

The Company recorded royalty expenses in the amount of $40, $136 and $204 for the years ended December 31, 2012, 2013 and 2014, respectively, as part of the cost of revenues.

During December 2014, the Company recorded a liability of $466 as a settlement for the prepayment of amounts due under the agreement with BIRD, representing the full balance of the contingent liability related to grants received (including interest), which will be paid during 2015 (see Note 7b).

New Accounting Pronouncements
v.	New Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers," (ASU 2014-09), which creates a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting standard is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of adopting this guidance.